Trade payables	12 Months Ended
Dec. 31, 2022
Trade Payables
Trade payables

15.	Trade payables

	12.31.2022	12.31.2021
Third parties in Brazil	3,497	3,556
Third parties abroad	1,935	1,861
Related parties	32	66
Total in current liabilities	5,464	5,483

Forfaiting

The Company has a program to encourage the development of the oil and gas production chain called “Mais Valor” (More Value), operated by a partner company on a 100% digital platform.

By using this platform, the suppliers who want to anticipate their receivables may launch a reverse auction, in which the winner is the financial institution which offers the lowest discount rate. The financial institution becomes the creditor of invoices advanced by the supplier, and Petrobras pays the invoices on the same date and under the conditions originally agreed with the supplier.

Invoices are advanced in the “Mais Valor” program exclusively at the discretion of the suppliers and do not change the term, prices and commercial conditions contracted by Petrobras with such suppliers, as well as it does not add financial charges to the Company, therefore, the classification is maintained as Trade payables in Statements of Cash Flows (Cash flows from operating activities).

As of December 31, 2022, the amount due by the Company to the financial institutions relating to this program is US$ 130 (US$ 178 as of December 31, 2021) and has an average payment term of 24 days.